Business Combination (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Trust Expenses [Line Items]
Bargain purchase gain, net of tax	$ 3.6
Cash and due form banks	23.9
Cash due form federal funds sold	3.0
Fair Value of Cash and cash equivalents and recevable from FDIC	50.5
Fair value of loan portfolio at acquisition date	$ 91.9
Deferred tax rate	40.00%